GOODWILL (Tables)	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill in Total and by Reportable Segment

The following table summarizes the changes in the carrying amount of goodwill in total and by reportable segment as of June 30, 2020 and December 31, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Total
Balance, December 31, 2019	$4.8	$3.8	$8.6
Additions	8.1	5.0	13.1

Balance, June 30, 2020	$12.9	$8.8	$21.7